Share-based Compensation - LTIP Share-based Compensation Award, Non-performance (Details) - LTIP - USD ($) $ in Millions	Aug. 05, 2024	Mar. 13, 2024	Jun. 05, 2023
Awarded Shares | August 5, 2024, One
Share-based Compensation
Number of weeks for vesting after date of completion of share purchase	21 days
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount			$ 54.9
Number of business days for vesting after announcement of Group's annual results			2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results			2 years
Shared-based Compensation Award, Performance | August 5, 2024, One
Share-based Compensation
Maximum cash amount	$ 19.3
Shared-based Compensation Award, Non-Performance
Share-based Compensation
Maximum cash amount		$ 0.7
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%
Shared-based Compensation Award, Non-Performance | August 5, 2024, Two
Share-based Compensation
Maximum cash amount	$ 0.3
Vesting percentage on the first, and second anniversaries	50.00%